Financial Instruments - Summary of the Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ 7,864	$ 1,582
Placement Agent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	50	1,250
Suppliers and occupancy costs [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	7,372	3,185
Carried interest allocation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	11,582	0
Investment fund participating shares in Patria Brazilian Private Equity General Partner III, Ltd., and Patria Brazil Real Estate Fund II, L.P. [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	796	1,515
Consideration payable on acquisition
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	16,437
Contingent consideration payable on acquisition
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	25,775	0
Client funds payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	78,163	0
Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	108,115	46,015
Project advances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	3,935	1,772
Cash and bank accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	13,383	14,052
Short term investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	151,866	9,929
Long term investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	18,278	1,986
Client funds on deposit
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	78,163	0
Deposit/guarantee on lease agreement
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	3,043	142
Mutual fund shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,881	$ 0